Assumptions Used to Determine Net Periodic Pension Costs (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.25%	0.75%	1.00%
Expected long-term rate of return on plan assets (%)	1.35%	1.35%	2.00%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.50%	1.75%
Expected long-term rate of return on plan assets (%)	2.50%	2.20%	2.20%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	3.10%	4.00%	5.15%
Expected long-term rate of return on plan assets (%)	5.17%	5.52%	6.40%
Rate of increase in compensation levels (%)	2.50%	2.50%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.57%	5.00%	5.75%
Expected long-term rate of return on plan assets (%)	7.75%	7.75%	7.75%
Rate of increase in compensation levels (%)	3.90%	3.80%	4.00%